Government assistance	12 Months Ended
Dec. 31, 2013
Government Assistance Disclosure [Abstract]
Government Assistance Disclosure [Text Block]
16.	Government assistance:

From time to time, the Company enters into agreements for financial assistance with government agencies. During the years ended December 31, 2013 and  2012 and the nine months ended December 31, 2011, government assistance of $640, $842 and $604 was received or receivable by the Company, respectively, which has been recorded as a reduction of the related research and development expenditures (note 19).

Under the terms of an agreement with the Industry Canada’s Industrial Technologies Office (“ITO”), from April 1, 2008 to March 31, 2015, inclusively, the Company is obligated to pay annual royalties equal to the greater of $1,269 (CDN$1,350) or 0.33% of the Company’s annual revenue provided that gross revenue exceeds $12,693 (CDN$13,500) in any of the aforementioned fiscal years. The royalty payment period may be extended until the earlier of March 31, 2018 or until cumulative royalties total $26,514 (CDN$28,200). For the year ended December 31, 2013, $1,350 (December 31, 2012 - $1,350) in royalties have been paid or are payable of which $1,269 (December 31, 2012 - $1,350) remains accrued in accounts payable and accrued liabilities as at December 31, 2013. As at December 31, 2013, cumulative royalties of CDN$6,750 have been paid.

The Company is also obligated to pay royalties to the Government of Canada’s Department of Natural Resources equal to 1% of future revenue from engines for power generators until the earlier of ten years from the project completion date (August 30, 2004) or when cumulative royalties total CDN$1,000. As at December 31, 2013, there has been no revenue from the sales of engines for power generators; therefore, no royalty payments have been paid or are payable.